As filed with the Securities and Exchange Commission

                                on March 29, 2000

                        Securities Act File No. 333-31806

-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

  Pre-Effective Amendment No. / 1 /          Post-Effective Amendment No. /____/

                         GLOBAL/INTERNATIONAL FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                    345 Park Avenue, New York, New York 10154
               (Address of Principal Executive Offices) (Zip Code)

                                 John Millette
                        Scudder Kemper Investments, Inc.
                             Two International Place
                              Boston, MA 02110-4103
                     (Name and Address of Agent for Service)

                                 (617) 295-1000
                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

  Caroline Pearson, Esq.                      Sheldon A. Jones, Esq.
  Scudder Kemper Investments, Inc.            Dechert Price & Rhoads
  Two International Place                     Ten Post Office Square - South
  Boston, MA 02110-4103                       Boston, MA  02109-4603

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after this Registration Statement is declared effective.


                      Title of Securities Being Registered:

                         Capital Stock ($.01 par value)
               of Scudder Global Fund, a series of the Registrant

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

Part A: Information required in the Proxy Statement/Prospectus is incorporated by reference to Part A of the Registrant's Registration Statement on Form N-14 filed with the Commission on March 6, 2000.

Part B: Statement of Additional Information is incorporated by reference to Part B of the Registrant's Registration Statement on Form N-14 filed with the Commission on March 6, 2000.

                            PART C. OTHER INFORMATION

Item 15.          Indemnification.

                  A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's Directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent error or accidental omission in the scope of their duties.

         Article Tenth of Registrant's Articles of Incorporation state as follows:

TENTH:            Liability and Indemnification

         To the fullest extent permitted by the Maryland General Corporation Law and the Investment Company Act of 1940, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. No amendment to these Articles of Amendment and Restatement or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal.

         The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required by Maryland law, including Section 2-418 of the Maryland General Corporation Law, as may be amended from time to time, and the Investment Company Act of 1940. The By-laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

         The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability.

         The rights provided to any person by this Article shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Amendment and Restatement shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

         Nothing in these Articles of Amendment and Restatement shall be deemed to (i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission under those Acts or (ii) protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of his or her obligations and duties hereunder.

Item 16.                     Exhibits:
-------

(1)       (a)(1)    Articles of Amendment and  Restatement,  dated  December 13,
                    1990,  is  incorporated   by  reference  to   Post-Effective
                    Amendment   No.   8  to  the   Registration   Statement   of
                    Global/International  Fund,  Inc.  on Form N-1A,  as amended
                    (the "Registration Statement")

          (a)(2)    Articles  of   Amendment,   dated   December  29,  1997,  is
                    incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

          (a)(3) Articles of Amendment, dated May 29, 1998, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

          (a)(4)    Articles   Supplementary,   dated   February  14,  1991,  is
                    incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement.

          (a)(5) Articles Supplementary, dated July 11, 1991, is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement.

          (a)(6)    Articles   Supplementary,   dated   November  24,  1992,  is
                    incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

          (a)(7)    Articles   Supplementary,   dated   October  20,  1993,   is
                    incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement.

          (a)(8)    Articles   Supplementary,   dated   December  14,  1995,  is
                    incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

          (a)(9) Articles Supplementary, dated March 6, 1996, is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

          (a)(10) Articles Supplementary, dated April 15, 1998 is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

(2)       (b)(1)    By-Laws,  dated May 15, 1986, are  incorporated by reference to the original Registration Statement.

          (b)(2) Amendment, dated May 4, 1987, to the By-Laws is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement.

          (b)(3) Amendment to the By-Laws, dated September 14, 1987, is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

          (b)(4)    Amendment   to  the  By-Laws,   dated  July  27,  1988,   is
                    incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

          (b)(5) Amendment to the By-Laws, dated September 15, 1989, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement.

          (b)(6) Amended and Restated By-Laws, dated March 4, 1991, are incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement.

          (b)(7) Amendment to the By-Laws, dated September 20, 1991, is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement.

          (b)(8) Amendment to the By-Laws, dated December 12, 1991, is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

          (b)(9)    Amendment  to  the  By-Laws,   dated  October  1,  1996,  is
                    incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.

          (b)(10) Amendment to the By-Laws, dated December 3, 1997, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

3.                  Inapplicable.

4.                  Agreement  and Plan of  Reorganization  is  incorporated  by reference  to  Exhibit  A  to  Part  A of  the  Registrant's
                    Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 6, 2000.

5.        (e)(1)    Specimen Share  Certificate  representing  shares of capital
                    stock  of  $.01  par  value  of  Scudder   Global   Fund  is
                    incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

          (e)(2) Specimen Share Certificate representing shares of capital stock of $.01 par value of Scudder International Bond Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

6.        (f)(1)    Investment  Management  Agreement between the Registrant (on
                    behalf  of  Scudder   Global   Fund)  and   Scudder   Kemper
                    Investments, Inc. dated September 7, 1998 is incorporated by
                    reference  to   Post-Effective   Amendment  No.  36  to  the
                    Registration Statement.

          (f)(2) Investment Management Agreement between the Registrant (on behalf of Scudder International Bond Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

          (f)(3) Investment Management Agreement between the Registrant (on behalf of Scudder Global Bond Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

          (f)(4) Investment Management Agreement between the Registrant (on behalf of Scudder Global Discovery Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post Effective Amendment No. 36 to the Registration Statement.

          (f)(5) Investment Management Agreement between the Registrant (on behalf of Scudder Emerging Markets Income Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

7.        (g)(1)    Underwriting  Agreement  between the  Registrant and Scudder
                    Investor  Services,   Inc.,  dated  September  7,  1998,  is
                    incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

          (g)(2) Underwriting and Distribution Services Agreement between the Registrant (on behalf of Global Discovery Fund) and Kemper Distributors, Inc., dated August 6, 1998 incorporated by reference to Post Effective Amendment 36 to the Registration Statement.

          (g)(3) Underwriting and Distribution Services Agreement between the Registrant, (on behalf of Global Discovery Fund) and Kemper Distributors, Inc., dated September 7, 1998, is incorporated by reference to Post Effective Amendment No. 37 to the Registration Statement.

8.                  Inapplicable.

9.        (i)(1)    Custodian  Agreement between the Registrant and State Street
                    Bank and Trust Company, dated July 24, 1986, is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement.

          (i)(2) Fee schedule for Exhibit (g)(1) is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement.

          (i)(3) Custodian Agreement between the Registrant (on behalf of Scudder International Bond Fund) and Brown Brothers Harriman & Co., dated July 1, 1988, is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

          (i)(4)    Fee  schedule  for  Exhibit   8(g)(3)  is   incorporated  by
                    reference  to   Post-Effective   Amendment   No.  5  to  the
                    Registration Statement.

          (i)(5) Amendment, dated September 16, 1988, to the Custodian Contract between the Registrant and State Street Bank and Trust Company dated July 24, 1986 is Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

          (i)(6) Amendment, dated December 7, 1988, to the Custodian Contract between the Registrant and State Street Bank and Trust Company dated July 24, 1986 is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

          (i)(7) Amendment, dated November 30, 1990, to the Custodian Contract between the Registrant and State Street Bank and Trust Company, dated July 24, 1986, is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement.

          (i)(8) Custodian Agreement between the Registrant (on behalf of Scudder Short Term Global Income Fund) and Brown Brothers Harriman & Co., dated February 28, 1991, is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement.

          (i)(9) Custodian Agreement between the Registrant (on behalf of Scudder Global Small Company Fund) and Brown Brothers Harriman & Co., dated August 30, 1991, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement.

          (i)(10) Custodian Agreement between the Registrant (on behalf of Scudder Emerging Markets Income Fund) and Brown Brothers Harriman & Co., dated December 31, 1993, is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

          (i)(11) Amendment (on behalf of Scudder Global Fund) dated October 3, 1995 to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

          (i)(12) Amendment, dated September 29, 1997, to the Custodian Contract between the Registrant and Brown Brothers Harriman & Co. dated, March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement.

          (i)(13) Amendment (on behalf of Scudder International Bond Fund), dated April 16, 1998, to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

          (i)(14) Amendment (on behalf of Scudder Global Discovery Fund), dated April 16, 1998, to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated March 7, 1998, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

          (i)(15)   Amendment  (on behalf of  Scudder  Emerging  Markets  Income
                    Fund), dated June 17, 1998, to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

10.       (j)(1)    Amended and  Restated  Rule 12b-1 Plan for Global  Discovery
                    Fund Class B Shares, dated August 6, 1998, is incorporated by reference to Post Effective Amendment No. 36 to the Registration Statement.

          (j)(2) Amended and Restated Rule 12b-1 Plan for Global Discovery Fund Class C Shares dated August 6, 1998 is incorporated by reference to Post Effective Amendment No. 36 to the Registration Statement.

          (j)(3)    Mutual Funds Multi-Distribution System Plan pursuant to Rule
                    18f-3  is  incorporated   by  reference  to   Post-Effective
                    Amendment No. 33 to the Registration Statement.

          (j)(4) Global/International Fund, Inc. Plan with respect to Scudder Global Fund pursuant to Rule 18f-3 under the Investment Company Act of 1940 dated March 14, 2000, filed herewith.

11. Opinion and consent of Dechert Price & Rhoads is incorporated by reference to Exhibit 11 to the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 6, 2000.

12. Opinion and consent of Willkie Farr & Gallagher to be filed by post-effective amendment.

13.       (m)(1)    Transfer Agency and Service Agreement between the Registrant and Scudder Service Corporation, dated October 2, 1989, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement.

          (m)(2)    Revised  fee  schedule  dated  October  1, 1996 for  Exhibit
                    9(a)(1) is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

          (m)(3)    Agency  agreement  between  the  Registrant,  (on  behalf of
                    Global  Discovery  Fund) and Kemper  Service  Company ,dated
                    April 16,1998, is incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.

          (m)(4) COMPASS Service Agreement between Scudder Trust Company and the Registrant, dated October 1, 1995, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

          (m)(5)    Revised fee  schedule,  dated  October 1, 1996,  for Exhibit
                    9(b)(4) is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

          (m)(6) Shareholder Services Agreement with Charles Schwab & Co., Inc., dated June 1, 1990, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement.

          (m)(7) Service Agreement between Copeland Associates, Inc. and Scudder Service Corporation (on behalf of Scudder Global Fund and Scudder Global Small Company Fund), dated June 8, 1995, is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

          (m)(8) Administrative Services Agreement between McGladvey & Pullen, Inc. and the Registrant ,dated September 30, 1995, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

          (m)(9) Administrative Services Agreement between the Registrant (on behalf of Global Discovery Fund) and Kemper Distributors, Inc., dated April 16, 1998, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

          (m)(10)   Fund Accounting  Services  Agreement  between the Registrant
                    (on behalf of Scudder Global Fund) and Scudder Fund Accounting Corporation, dated March 14, 1995, is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

          (m)(11) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder International Bond Fund) and Scudder Fund Accounting Corporation, dated August 3, 1995, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement.

          (m)(12) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Small Company Fund) and Scudder Fund Accounting Corporation, dated June 15, 1995, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement.

          (m)(13) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Bond Fund (formerly Scudder Short Term Global Income Fund)) and Scudder Fund Accounting Corporation, dated November 29, 1995, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

          (m)(14) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Emerging Markets Income Fund) and Scudder Fund Accounting Corporation, dated February 1, 1996, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.

14. Consents of PricewaterhouseCoopers LLP are incorporated by reference to Exhibit 14 to the Registrant's Registration
                    Statement on Form N-14 filed with the Securities and Exchange Commission on March 6, 2000.

15.                 Inapplicable.

16. Powers of attorney are incorporated by reference to Exhibit 16 to the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 6, 2000.

17.                 Revised Form of Proxy filed herein.

Item 17.          Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for C-8 350 reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Global/International Fund, Inc. has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 29th day of March, 2000.

                                    GLOBAL/INTERNATIONAL FUND, INC.



                               By:   /s/         William Holzer
                                    Title:   President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

     SIGNATURE                   TITLE                            DATE
     ---------                   -----                            ----

/s/ William Holzer             President                     March 29, 2000
------------------
William Holzer

/s/ Sheryle J. Bolton*         Director                      March 29, 2000
----------------------
Sheryle J. Bolton

/s/ William T. Burgin*         Director                      March 29, 2000
----------------------
William T. Burgin

/s/ Keith R. Fox*              Director                      March 29, 2000
-----------------
Keith R. Fox

/s/ William H. Luers*          Director                      March 29, 2000
---------------------
William H. Luers

/s/ Kathryn L. Quirk*       Director, Vice President         March 29, 2000
---------------------       and Assistant Secretary
Kathryn L. Quirk

/s/ Joan E. Spero*             Director                      March 29, 2000
------------------
Joan E. Spero

/s/ John R. Hebble          Treasurer (Principal             March 29, 2000
------------------          Financial and Accounting
John R. Hebble              Officer)

*By:     /s/ Sheldon A. Jones     March 29, 2000
         --------------------
         Sheldon A. Jones
         Attorney-in-fact

*Executed   pursuant  to  powers  of  attorney   filed  with  the   Registrant's
Registration Statement on Form N-14 as filed with the Commission electronically on March 6, 2000.